Long-Term Debt - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended										12 Months Ended	9 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended							0 Months Ended		12 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 18, 2013 PIK notes [Member]	Sep. 30, 2014 PIK notes [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] PIK notes [Member]	Dec. 31, 2013 Maximum [Member]	Jun. 18, 2014 MRD [Member] Revolving Credit Facility [Member]	Nov. 22, 2013 MRD [Member] Revolving Credit Facility [Member]	Jul. 13, 2012 MRD [Member] Revolving Credit Facility [Member]	Jun. 18, 2014 MRD [Member] Revolving Credit Facility [Member]	Nov. 22, 2013 MRD [Member] Revolving Credit Facility [Member]	Nov. 01, 2013 MRD [Member] Revolving Credit Facility [Member]	Oct. 01, 2013 MRD [Member] Revolving Credit Facility [Member]	Apr. 25, 2013 MRD [Member] Revolving Credit Facility [Member]	Nov. 20, 2012 MRD [Member] Revolving Credit Facility [Member]	Jul. 13, 2012 MRD [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 MRD [Member] PIK notes [Member]	Sep. 30, 2014 MRD [Member] Minimum [Member] Revolving Credit Facility [Member]	Sep. 30, 2014 MRD [Member] Maximum [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 MEMORIAL RESOURCE DEVELOPMENT LLC [Member]	Dec. 18, 2013 MEMORIAL RESOURCE DEVELOPMENT LLC [Member] Revolving Credit Facility [Member]	Dec. 18, 2013 MEMORIAL RESOURCE DEVELOPMENT LLC [Member] PIK notes [Member]	Dec. 31, 2013 MEMORIAL RESOURCE DEVELOPMENT LLC [Member] PIK notes [Member]	Dec. 31, 2013 MEMORIAL RESOURCE DEVELOPMENT LLC [Member] Minimum [Member] PIK notes [Member]	Nov. 22, 2013 MEMORIAL RESOURCE DEVELOPMENT LLC [Member] MRD [Member]	Nov. 01, 2013 MEMORIAL RESOURCE DEVELOPMENT LLC [Member] MRD [Member]	Oct. 01, 2013 MEMORIAL RESOURCE DEVELOPMENT LLC [Member] MRD [Member]	Apr. 25, 2013 MEMORIAL RESOURCE DEVELOPMENT LLC [Member] MRD [Member]	Nov. 20, 2012 MEMORIAL RESOURCE DEVELOPMENT LLC [Member] MRD [Member]	Jul. 13, 2012 MEMORIAL RESOURCE DEVELOPMENT LLC [Member] MRD [Member] Revolving Credit Facility [Member]	Jul. 13, 2012 MEMORIAL RESOURCE DEVELOPMENT LLC [Member] MRD [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 MEMORIAL RESOURCE DEVELOPMENT LLC [Member] MRD [Member] PIK notes [Member]	Nov. 22, 2013 MEMORIAL RESOURCE DEVELOPMENT LLC [Member] MEMP [Member]	Jul. 13, 2012 MEMORIAL RESOURCE DEVELOPMENT LLC [Member] MEMP [Member] Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Percentage of revolving unused commitment fee							0.375%		0.50%												0.375%	0.50%
Revolving credit facility expiration term										5 years		2 years																					2 years
Line of credit facility, aggregate maximum borrowing amount													$ 2,000,000,000					$ 1,000,000,000	$ 50,000,000													$ 1,000,000,000		$ 50,000,000
Line of credit facility, borrowing base			1,145,000,000										725,000,000	60,000,000	100,000,000	120,000,000	170,000,000	120,000,000	35,000,000									60,000,000	100,000,000	120,000,000	170,000,000	120,000,000		35,000,000
Pledged common units																			7,061,294																		7,061,294
Pledged subordinated units																			5,360,912																		5,360,912
Pledged equity securities sold											7,061,294																									7,061,294
Repayments of Lines of Credit	2,441,900,000	900,368,000	1,766,037,000	251,569,000																			80,000,000	59,700,000
Aggregate principal amount					350,000,000	350,000,000																			350,000,000
Debt interest rate, minimum					10.00%	10.00%														10.00%					10.00%	10.00%									10.00%
Debt interest rate, maximum					10.75%	10.75%														10.75%					10.75%	10.75%									10.75%
Percentage of PIK toggle notes issued at par					98.00%																				98.00%
Cash reserve for payment of interest on notes					50,000,000																				50,000,000
Payment of distribution to funds		$ 363,437,000	$ 732,362,000		$ 210,000,000																		$ 732,362,000		$ 220,000,000
Other event of default minimum note holder percentage to accelerate								25.00%																			25.00%